ENTITY WIDE DISCLOSURES (Schedule of Property, Plant and Equipment, Net by Geographical Area) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 4,590	$ 4,502
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	996	1,125
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	102	108
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 3,492	$ 3,269